Investments	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Investments

12. Investments

Investments consisted of the following as of December 31, 2016 and 2015:

		As of December 31,
	Ownership as of December 31, 2016 (%)	2016	2015
Equity investment in unconsolidated joint venture (AerDragon) (a)	17	$60,124	$55,430
Equity investment in unconsolidated joint venture (AerLift)	39	45,087	47,352
Equity investment in unconsolidated joint venture (ACSAL) (a)	19	13,566	11,923
Other investments at cost	NA	6	6
		$118,783	$114,711

(a)	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence. Therefore, they are accounted for under the equity method.

Our share of undistributed earnings of investments in which our ownership interest is less than 50% was $38.4 million and $34.4 million as of December 31, 2016 and 2015, respectively.  Our equity investments in our unconsolidated joint ventures, AerDragon, AerLift and ACSAL, are accounted for under the equity method.